Financial Instruments and Related Risk Management - Summary of Available Debt Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Amount Outstanding and Committed	$ 730			$ 389
Unsecured line of credit [member]
Disclosure of detailed information about borrowings [line items]
Total Amount	75			75
Amount Outstanding and Committed	4
Amount Available	71			$ 75
Liquidity risk [member]
Disclosure of detailed information about borrowings [line items]
Total Amount		$ 3,250	$ 3,500
Amount Outstanding and Committed	730
Liquidity risk [member] | Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total Amount	3,500
Amount Outstanding and Committed	730
Amount Available	2,770
Liquidity risk [member] | Unsecured line of credit [member]
Disclosure of detailed information about borrowings [line items]
Total Amount	75
Amount Outstanding and Committed	4
Amount Available	$ 71